Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 29, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Amount of amortised					$ 10,900
Incremental tax benefit					6,100
Valuation allowance					36,800	$ 30,700
Net operating loss carryforward					52,000
Unrecognized tax benefits					$ 0	$ 0
Effective income tax rate	8.30%	(4.50%)	7.60%	1.60%	3.00%	1.00%
Effective federal income tax rate			21.00%		21.00%	21.00%
Deferred income tax benefit	$ 547	$ 569	$ 1,806	$ 524	$ 1,107	$ 1,388
Current tax expense			63	0
Amortization amount	2,400		7,100		9,500	9,500
Deferred tax valuation allowance	36,700		36,700		36,791	$ 30,651	$ 11,921
Strategic Pipeline Contract [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax liability								$ 10,900
Amortization amount	$ 547	$ 547	$ 1,600	$ 1,600
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforward					$ 126,200